Consolidated Stockholders' Equity Statements - USD ($) shares in Thousands, $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Beginning balance, shares at Dec. 31, 2013		0	50,335
Beginning balance at Dec. 31, 2013	$ 836,541	$ 0	$ 503	$ 585,753	$ 556,214	$ (276,748)	$ (29,181)	$ 0
Beginning balance, Treasury shares at Dec. 31, 2013						(6,880)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	74,449				74,449
Foreign currency translation gain (loss), net of $1.2 million, $1.3 million, and $1.8 million tax, respectively	(10,387)						(10,387)
Adjustments to pension and postretirement liability, net of $4.1 million, $3.1 million, and $3.6 million tax, respectively	(6,463)						(6,463)
Other comprehensive income (loss), net of tax	(16,850)
Exercise of stock options, net of tax withholding forfeitures	(9,728)			(12,123)		$ 2,395
Exercise of stock options, net of tax withholding forfeitures, shares						194
Conversion of restricted stock units into common stock, net of tax withholding forfeitures	(1,979)			(3,958)		$ 1,979
Conversion of restricted stock units into common stock, net of tax withholding forfeitures, shares						77
Share repurchase program, shares						(1,262)
Share repurchase program	(92,197)					$ (92,197)
Share-based compensation related items	25,717			25,717
Common stock dividends ($0.20 per share)	(8,767)				(8,767)
Ending balance, shares at Dec. 31, 2014		0	50,335
Ending balance at Dec. 31, 2014	807,186	$ 0	$ 503	595,389	621,896	$ (364,571)	(46,031)	0
Ending balance, Treasury shares at Dec. 31, 2014						(7,871)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contribution from noncontrolling interest	1,470							1,470
Net income	66,180				66,204			(24)
Foreign currency translation gain (loss), net of $1.2 million, $1.3 million, and $1.8 million tax, respectively	(20,842)						(20,820)	(22)
Adjustments to pension and postretirement liability, net of $4.1 million, $3.1 million, and $3.6 million tax, respectively	7,864						7,864
Other comprehensive income (loss), net of tax	(12,978)
Exercise of stock options, net of tax withholding forfeitures	(6,166)			(6,070)		$ (96)
Exercise of stock options, net of tax withholding forfeitures, shares						100
Conversion of restricted stock units into common stock, net of tax withholding forfeitures	(5,527)			(6,454)		$ 927
Conversion of restricted stock units into common stock, net of tax withholding forfeitures, shares						115
Share repurchase program, shares						(698)
Share repurchase program	(39,053)					$ (39,053)
Share-based compensation related items	22,795			22,795
Common stock dividends ($0.20 per share)	(8,384)				(8,384)
Ending balance, shares at Dec. 31, 2015		0	50,335
Ending balance at Dec. 31, 2015	$ 825,523	$ 0	$ 503	605,660	679,716	$ (402,793)	(58,987)	1,424
Ending balance, Treasury shares at Dec. 31, 2015	(8,354)					(8,354)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 127,646				128,003			(357)
Foreign currency translation gain (loss), net of $1.2 million, $1.3 million, and $1.8 million tax, respectively	18,687						18,750	(63)
Adjustments to pension and postretirement liability, net of $4.1 million, $3.1 million, and $3.6 million tax, respectively	1,170						1,170
Other comprehensive income (loss), net of tax	19,857
Preferred stock issuance, net, shares		52
Preferred stock issuance, net	501,498	$ 1		501,497
Exercise of stock options, net of tax withholding forfeitures	(4,088)			(4,205)		$ 117
Exercise of stock options, net of tax withholding forfeitures, shares						76
Conversion of restricted stock units into common stock, net of tax withholding forfeitures	(3,390)			(5,040)		$ 1,650
Conversion of restricted stock units into common stock, net of tax withholding forfeitures, shares						123
Share-based compensation related items	18,178			18,178
Preferred stock dividends	(15,428)				(15,428)
Common stock dividends ($0.20 per share)	(8,479)				(8,479)
Ending balance, shares at Dec. 31, 2016		52	50,335
Ending balance at Dec. 31, 2016	$ 1,461,317	$ 1	$ 503	$ 1,116,090	$ 783,812	$ (401,026)	$ (39,067)	$ 1,004
Ending balance, Treasury shares at Dec. 31, 2016	(8,155)					(8,155)